Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Profit / (loss) before tax	$ 4,470,236	$ (48,328,195)
Adjustments for:
Depreciation of property, plant and equipment	12,665,993	12,656,056
Interest on borrowings	16,629,906	17,606,995
Interest on BIA litigation	5,285,479
Interest on lease liabilities	3,142,114	3,086,680
Provision for employees’ end of services benefits	131,274	245,882
Changes in fair value of derivative financial instruments	3,349,664	3,653,296
Asset retirement obligation – accretion expense	70,291	68,040
Interest income	(172,836)
Litigation settlement		55,746,035
(Reversal) / provision of expected credit losses of trade accounts receivables	(3,162,470)	18,202,132
Write-off of advances to contractor		15,006,262
SEC settlement charges		5,000,000
Change in estimated fair value of derivative warrant liability	(314,188)	(3,931,592)
Write-off of other receivables	272,257
Write-off of trade accounts receivables		927,519
Changes in operating assets and liabilities
Changes in trade accounts receivables, other receivable and prepayments	(1,594,944)	(15,020,071)
Changes in inventories	55,736	(97,167)
Changes in trade and accounts payables	3,187,438	(2,302,002)
Changes in contract liabilities	1,668,733	(3,682,651)
Payment of employees’ end of services benefits	(70,738)	(267,949)
Net cash flows from operating activities	45,613,945	58,569,270
Cash Flows from Investing Activities
Amount deposited in restricted bank account	297,307	(4,698,795)
Purchase of property, plant and equipment	(5,535,296)	(13,278,355)
Net cash flows used in investing activities	(5,237,989)	(17,977,150)
Cash Flows from Financing Activities
Repayment of borrowings	(14,396,134)	(14,396,134)
Interest paid on borrowings	(13,880,392)	(15,102,898)
Payment of lease liabilities	(6,370,879)	(4,137,362)
Net cash flows used in financing activities	(34,647,405)	(33,636,394)
Net change in cash and cash equivalents	5,728,551	6,955,726
Cash and cash equivalents at January 1	7,718,655	762,929
Cash and cash equivalents at December 31	$ 13,447,206	$ 7,718,655